Financial Instruments at Fair Value Through Profit or Loss - Outstanding Forward Exchange Contracts Not Designated for Hedge (Detail) - Forward exchange contracts [Member]
€ in Millions, $ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
EUR [Member]
Disclosure of detailed information about financial instruments [Line Items]
Currency	NT$/EUR	NT$/EUR
Maturity Period	2021.03	2020.03
Contract Amount	$ 50	$ 51		€ 2		€ 2
USD [Member]
Disclosure of detailed information about financial instruments [Line Items]
Currency		NT$/US$
Maturity Period		2020.01
Contract Amount		$ 26			$ 1
Taiwan, New Dollars
Disclosure of detailed information about financial instruments [Line Items]
Currency	US$/NT$
Maturity Period	2021.02-03
Contract Amount	$ 379		$ 14